Reportable segments - Segments by Geographical Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Non-current assets at December 31, 2023
Investment accounted for under the equity method	86,417	54,386	39,824
Intangible assets other than goodwill	155,874	166,336	179,658
Goodwill	958	967	34,596
Property, plant and equipment, net	3,609,937	2,726,838	2,012,225
Right-of-use assets	73,193	60,867	52,608
Other non-current assets	373,700	52,396	33,487
Non-current assets	4,300,079	3,061,790	2,352,398
Chile
Disclosure of operating segments [line items]
Revenue	169,681	223,148	219,648
Non-current assets at December 31, 2023
Investment accounted for under the equity method	0	0	0
Intangible assets other than goodwill	67,671	75,666	89,019
Goodwill	0	0	22,979
Property, plant and equipment, net	2,888,778	2,269,923	1,815,997
Right-of-use assets	32,359	32,312	29,803
Other non-current assets	60,363	46,640	27,626
Non-current assets	3,049,171	2,424,541	1,985,424
Latin America and the Caribbean
Disclosure of operating segments [line items]
Revenue	210,299	339,940	326,287
Non-current assets at December 31, 2023
Investment accounted for under the equity method	22,490	20,792	8,683
Intangible assets other than goodwill	360	428	496
Goodwill	86	86	86
Property, plant and equipment, net	776	743	671
Right-of-use assets	19	47	68
Other non-current assets	18	17	16
Non-current assets	23,749	22,113	10,020
Europe
Disclosure of operating segments [line items]
Revenue	828,112	932,558	482,765
Non-current assets at December 31, 2023
Investment accounted for under the equity method	42,726	15,939	15,242
Intangible assets other than goodwill	6,440	6,497	6,996
Goodwill	148	158	11,531
Property, plant and equipment, net	14,485	14,978	11,380
Right-of-use assets	3,716	1,651	2,040
Other non-current assets	0	6	6
Non-current assets	67,515	39,229	47,195
North America
Disclosure of operating segments [line items]
Revenue	783,611	914,187	558,002
Non-current assets at December 31, 2023
Investment accounted for under the equity method	17,657	17,655	15,899
Intangible assets other than goodwill	876	1,345	1,809
Goodwill	724	723	0
Property, plant and equipment, net	6,322	4,506	3,704
Right-of-use assets	8,619	2,739	3,351
Other non-current assets	5,099	4,706	3,950
Non-current assets	39,297	31,674	28,713
Asia and others
Disclosure of operating segments [line items]
Revenue	5,475,787	8,300,745	1,275,613
Non-current assets at December 31, 2023
Investment accounted for under the equity method	3,544	0	0
Intangible assets other than goodwill	80,527	82,400	81,338
Goodwill	0	0	0
Property, plant and equipment, net	699,576	436,688	180,473
Right-of-use assets	28,480	24,118	17,346
Other non-current assets	308,220	1,027	1,889
Non-current assets	$ 1,120,347	$ 544,233	$ 281,046